SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement of Operations Summary Information:
Net Income/ (Loss)	$ (417,407)	$ 2,675,037	$ (417,407)
Weighted-average common shares outstanding - basic and diluted	300,222,000	304,166,073	300,222,000
Net loss per share, basic and diluted	$ (0.00)	$ 0.01	$ (0.00)